ADVANCES FROM JOINT VENTURE PARTNERS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Disclosure of detailed information about joint operations [Table Text Block]
	December 31, 2020	December 31, 2019
U.S.A.	$1,524	$2,305
Sweden and Norway	41	99
Total	$1,565	$2,404